Interest-bearing loans and borrowings - Other borrowings (Details) € in Millions				12 Months Ended
	Dec. 04, 2023 USD ($) T	Dec. 30, 2019 USD ($) vessel T	Jun. 06, 2017 EUR (€)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 EUR (€)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Oct. 01, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 111,545,000			$ 93,607,000
Borrowings				2,622,255,000			930,713,000		$ 1,696,280,000
Other borrowings				557,200,000
2025
Disclosure of detailed information about borrowings [line items]
Borrowings				303,687,000			295,648,000		157,647,000
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings				1,429,347,000			552,319,000		1,317,288,000
More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings				889,221,000			82,746,000		$ 221,345,000
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 50.0							€ 150.0
Borrowings				$ 63,000,000	€ 60.6		87,800,000	€ 79.1
Borrowings term			1 year
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Number of bareboat-in vessels | vessel		3		3
Bareboat leaseback contract duration		54 months
Bareboat contract average daily rate per vessel		$ 20,681
Seller credit payable upon sale		$ 124,400,000
Sale and leaseback agreement | Suedmax Cypress | Vessels
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310
Sale and leaseback agreement | Suezmax Cedar | Vessels
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310
Sale and leaseback agreement | Chemical tankers
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 8,600,000
Number of bareboat-in vessels | vessel				2
Sale and leaseback agreement | Chemical Tanker One
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration				8 years
Sale and leaseback agreement | Chemical Tanker Two
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration				10 years
Sale and leaseback agreement | Suezmaxes Cypres and Cedar
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 142,900,000
Bareboat leaseback contract duration	14 years
Bareboat contract average daily rate per vessel	$ 13,590
Seller credit payable upon sale	153,800,000
Purchase obligation	$ 7,390,000
Sale and leaseback agreement | Newbuilds
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 105,700,000
Sale and leaseback agreement | Newbuilds | Minimum
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration				10 years
Sale and leaseback agreement | Newbuilds | Maximum
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration				15 years
Sale and leaseback agreement | Dry bulk vessels
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 6,400,000
Number of bareboat-in vessels | vessel				2
Bareboat leaseback contract duration				10 years
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 704,337,000			76,505,000
Sale and leaseback agreement - lease payments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings				31,701,000			4,547,000
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings				141,251,000			19,130,000
Sale and leaseback agreement - lease payments | More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 531,385,000			52,828,000
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.60%
Secured Overnight Financing Rate (SOFR) | Sale and leaseback agreement | Chemical tankers
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%	2.00%
Secured Overnight Financing Rate (SOFR) | Sale and leaseback agreement | Suezmaxes Cypres and Cedar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.35%
Sustainability saving adjustment	0.0010
Secured Overnight Financing Rate (SOFR) | Sale and leaseback agreement | Newbuilds | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%	2.00%
Secured Overnight Financing Rate (SOFR) | Sale and leaseback agreement | Newbuilds | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				4.21%	4.21%
Secured Overnight Financing Rate (SOFR) | Sale and leaseback agreement | Dry bulk vessels
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.45%	2.45%
Forward exchange contracts used for hedging | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets				$ (1,400,000)			$ 1,500,000
Vessels | Sale and leaseback agreement | Nautica - Sale
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		307,284
Vessels | Sale and leaseback agreement | Nectar - Sale
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		307,284
Vessels | Sale and leaseback agreement | Noble - Sale
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		307,284